CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Accounts payables	¥ 141,304	$ 21,656	¥ 62,675
Payroll payable	209,603	32,123	94,488
Amounts due to NetEase Group	67,230	10,303	48,126
Contract liabilities	1,440,489	220,765	456,805
Taxes payable	54,895	8,413	25,977
Accrued liabilities and other payables	¥ 602,044	$ 92,267	¥ 192,643
Ordinary shares issued	114,729,466	114,729,466	111,767,756
Ordinary shares outstanding	114,729,466	114,729,466	111,767,756
Class A ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares issued	25,597,106	25,597,106	22,635,396
Ordinary shares outstanding	25,597,106	25,597,106	22,635,396
Class B ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares issued	89,132,360	89,132,360	89,132,360
Ordinary shares outstanding	89,132,360	89,132,360	89,132,360
VIEs [Member]
Accounts payables | ¥	¥ 62,438		¥ 50,189
Payroll payable | ¥	6,863		10,140
Amounts due to NetEase Group | ¥	26,728		41,667
Contract liabilities | ¥	1,388,567		434,114
Taxes payable | ¥	394		15,290
Accrued liabilities and other payables | ¥	¥ 35,244		¥ 22,519